Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Assets and liabilities in foreign currencies

Assets and Liabilities in Foreign Currencies

In millions of Brazilian Reais	12/31/2018	12/31/2017
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	254.2	236.4
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	235.1	214.9
Other net assets in foreign (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	1,384.9	930.0

	1,874.2	1,381.3

Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(5,515.6)	(4,416.2)
Payables arising from imports, net of advances to foreign suppliers	(567.7)	(173.1)

	(6,083.3)	(4,589.3)

Foreign currency hedging instruments	2,483.0	1,777.6

Net liability position – Total	(1,726.1)	(1,430.4)
Net asset (liability) position – Income statement effect	282.7	(26.1)
Net liability position – Equity effect	(2,008.8)	(1,404.3)

Sensitivity analysis of assets and liabilities in foreign currency

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,726.1 million in foreign currency as of December 31, 2018:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	28.3	70.7	141.4
(2) Equity effect		(200.9)	(502.2)	(1,004.4)

(1) + (2)	Net effect	(172.6)	(431.5)	(863.0)

(3) Income statement effect	Real appreciation	(28.3)	(70.7)	(141.4)
(4) Equity effect		200.9	502.2	1,004.4

(3) + (4)	Net effect	172.6	431.5	863.0

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,430.4 million in foreign currency as of December 31, 2017:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	(2.6)	(6.5)	(13.0)
(2) Equity effect		(140.4)	(351.1)	(702.2)

(1) + (2)	Net effect	(143.0)	(357.6)	(715.2)

(3) Income statement effect	Real appreciation	2.6	6.5	13.0
(4) Equity effect		140.4	351.1	702.2

(3) + (4)	Net effect	143.0	357.6	715.2

Financial assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

In millions of Brazilian Reais	Note	12/31/2018	12/31/2017
CDI
Cash equivalents	4.a	3,722.3	4,821.6
Financial investments	4.b	2,537.3	1,153.0
Asset position of foreign exchange hedging instruments—CDI	33.g	33.9	29.9
Loans and debentures	15.a	(8,440.9)	(7,987.3)
Liability position of foreign exchange hedging instruments—CDI	33.g	(2,205.5)	(1,877.4)
Liability position of fixed interest instruments + IPCA – CDI	33.g	(823.5)	(586.6)

Net liability position in CDI		(5,176.4)	(4,446.8)

TJLP
Loans – TJLP	15.a	(201.2)	(301.9)

Net liability position in TJLP		(201.2)	(301.9)

LIBOR
Asset position of foreign exchange hedging instruments—LIBOR	33.g	811.6	984.3
Loans—LIBOR	15.a	(1,437.1)	(1,418.5)

Net liability position in LIBOR		(625.5)	(434.2)

TIIE
Loans—TIIE	15.a	(4.0)	(3.4)

Net liability position in TIIE		(4.0)	(3.4)

SELIC
Loans – SELIC	15.a	(51.5)	(100.3)

Net liability position in SELIC		(51.5)	(100.3)

Total net liability position exposed to floating interest		(6,058.6)	(5,286.6)

Sensitivity analysis of floating interest rate risk

The tables below shows the incremental expenses and income that would be recognized in financial income, due to the effect of floating interest rate changes in different scenarios.

In millions of Brazilian Reais		12/31/2018
	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in CDI	32.7	81.7	163.3
Foreign exchange hedging instruments (assets in CDI) effect	Increase in CDI	0.1	0.2	0.5
Interest effect on debt in CDI	Increase in CDI	(55.0)	(137.4)	(274.9)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in CDI	(33.7)	(73.4)	(139.6)

Incremental expenses		(55.9)	(128.9)	(250.7)

Interest effect on debt in TJLP	Increase in TJLP	(1.7)	(4.2)	(8.3)

Incremental expenses		(1.7)	(4.2)	(8.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	2.8	6.9	13.9
Interest effect on debt in LIBOR	Increase in LIBOR	(3.6)	(9.1)	(18.1)

Incremental expenses		(0.8)	(2.2)	(4.2)

Interest effect on debt in TIIE	Increase in TIIE	(0.1)	(0.3)	(0.5)

Incremental expenses		(0.1)	(0.3)	(0.5)

Interest effect on debt in SELIC	Increase in SELIC	(0.4)	(1.0)	(2.0)

Incremental expenses		(0.4)	(1.0)	(2.0)

In millions of Brazilian Reais		12/31/2017
	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in CDI	47.3	118.1	236.3
Foreign exchange hedging instruments (assets in CDI) effect	Increase in CDI	0.2	0.5	1.0
Interest effect on debt in CDI	Increase in CDI	(67.2)	(168.0)	(336.0)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in CDI	(38.6)	(94.2)	(186.7)

Incremental expenses		(58.3)	(143.6)	(285.4)

Interest effect on debt in TJLP	Increase in TJLP	(2.3)	(5.6)	(11.3)

Incremental expenses		(2.3)	(5.6)	(11.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	1.4	3.4	6.8
Interest effect on debt in LIBOR	Increase in LIBOR	(1.7)	(4.4)	(8.7)

Incremental expenses		(0.3)	(1.0)	(1.9)

Interest effect on debt in TIIE	Increase in TIIE	(0.0)	(0.1)	(0.2)

Incremental expenses		(0.0)	(0.1)	(0.2)

Interest effect on debt in SELIC	Increase in SELIC	(1.0)	(2.5)	(4.9)

Incremental expenses		(1.0)	(2.5)	(4.9)

Summary of Credit Risk of Cash, Cash Equivalents and Financial Investments

The credit risk of cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2018	12/31/2017
AAA	5,933,671	29,003
AA	707,358	6,076,520
A	262,553	192,638
BBB	90,824	71,767

Total	6,994,406	6,369,928

Allowance for estimated losses on doubtful accounts balances on trade receivables

The subsidiaries of the Company maintained the following allowance for estimated losses on doubtful accounts balances on trade receivables:

	12/31/2018	12/31/2017
		Restated (i)
Ipiranga	442,486	350,594
Ultragaz	61,975	83,627
Oxiteno	12,371	10,755
Extrafarma	5,858	5,623
Ultracargo	2,089	2,179

Total	524,779	452,778

(i)	See Note 2.x.

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities in 2018 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

	In millions of Brazilian Reais
Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	19,323.8	2,869.0	4,089.7	7,820.3	4,544.8
Currency and interest rate hedging instruments (3)	388.3	55.2	172.9	147.7	12.5
Trade payables	2,731.7	2,731.7	—	—

(1)

To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) CDI of 6.39% in 2018, 7.38% from 2019 to 2021, 8.52% from 2022 to 2023, 9.49% from 2024 to 2033, (ii) exchange rate of the Real against the U.S. dollar of R$ 3.87 in 2018, R$ 3.92 in 2019, R$ 4.06 in 2020, R$ 4.27 in 2021, R$ 4.53 in 2022, R$ 4.81 in 2023, R$ 5.12 in 2024, R$ 5.44 in 2025, R$ 5.77 in 2026 and R$ 6.13 in 2027 (iii) TJLP of 7.03%, (iv) IGP-M of 8.12% in 2018, 4.14% in 2019, 3.90% from 2020 to 2033 and (v) IPCA of 4.01% (source: B3, Bulletin Focus and financial institutions).

(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)

The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x Pre and Pre x IPCA contracts quoted on B3 on December 28, 2018 and on the futures curve of LIBOR (ICE—Intercontinental Exchange) on December 31, 2018. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

Position of hedging instruments

The table below summarizes the position of hedging instruments entered into by the Company and its subsidiaries:

		Notional amount[1]				Fair value		Amounts receivable	Amounts payable
Hedging instruments	Maturity	12/31/2018		12/31/2017		12/31/2018	12/31/2017	12/31/2018
						R$ million	R$ million	R$ million	R$ million
Designated as hedge accounting
a –Exchange rate swaps receivable in U.S. dollars
Receivables in U.S. dollars (LIBOR)		US$	150.0	US$	240.0	577.5	788.6	577.5	—
Receivables in U.S. dollars (Fixed)	Jul 2021 to Nov 2023	US$	245.0	US$	203.6	973.7	665.6	973.7	—
Payables in CDI interest rate		US$	(395.0)	US$	(443.6)	(1,515.8)	(1,568.6)	—	1,515.8

Total result			—		—	35.4	(114.4)	1,551.2	1,515.8

b – Interest rate swaps in Brazilian Reais
Receivables in fixed interest rates + IPCA	Apr 2024 to Dec 2025	R$	806.1	R$	566.1	859.1	583.3	859.1	—
Payables in CDI interest rates		R$	(806.1)	R$	(566.1)	(823.5)	(586.6)	—	823.5

Total result			—		—	35.6	(3.3)	859.1	823.5

c – Options
Zero Cost Collar (Reais x U.S. dollars)	Jan 2019 to Dec 2019	US$	149.4		—	0.3	—	0.3	—

Total result		US$	149.4		—	0.3	—	0.3	—

Not designated as hedge accounting
d –Exchange rate swaps receivable in U.S. dollars
Receivables in U.S. dollars (LIBOR)	Jan 2019 to Oct 2026	US$	60.0	US$	60.0	234.1	195.7	234.1	—
Receivables in U.S. dollars (Fixed)		US$	856.8	US$	753.0	731.6	157.5	731.6	—
Payables in CDI interest rate		US$	(916.8)	US$	(813.0)	(689.7)	(308.8)	—	689.7

Total result			—		—	276.0	44.4	965.7	689.7

e – Exchange rate swaps payable in U.S. dollars + COUPON
Receivables in CDI interest rates		US$	8.9	US$	9.1	33.9	29.9	33.9	—
Payables in U.S. dollars (Fixed)	Jan 2019 to Apr 2019	US$	(8.9)	US$	(9.1)	(33.9)	(29.8)	—	33.9

Total result			—		—	—	0.1	33.9	33.9

Total gross result						347.3	(73.2)	3,410.2	3,062.9
Income tax						(27.9)	(4.7)	(27.9)	—

Total net result						319.4	(77.9)	3,382.3	3,062.9

Positive result (see Note 4)						363.3	85.8	2,296.3	1,932.9
Negative result (see Note 15)						(43.9)	(163.7)	1,086.0	1,130.0

(1)	In million. Currency as indicated.

Foreign Exchange Hedging Instruments Designated as Fair Value Hedge

The foreign exchange hedging instruments designated as fair value hedge are:

In millions, except the CDI %	12/31/2018	12/31/2017
Notional amount – US$	395.0	320.0
Result of hedging instruments – gain/(loss) – R$	149.2	(143.4)
Fair value adjustment of debt – R$	(28.5)	16.5
Financial expense in the statements of profit or loss – R$	(215.9)	(4.1)
Average effective cost – CDI %	104.4	102.7

For more information, see Note 15.c.1.

The interest rate hedging instruments designated as fair value hedge are:

In millions, except the CDI %	12/31/2018	12/31/2017
Notional amount – R$	806.1	566.1
Result of hedging instruments – gain/(loss) – R$	25.8	(3.3)
Fair value adjustment of debt – R$	(13.3)	19.1
Financial expense in the statements of profit or loss – R$	(50.2)	(18.5)
Average effective cost – CDI %	95.8	95.2

Value of gains (losses) recognized

The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	R$ million
	2018
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	181.5	—
b – Exchange rate swaps payable in U.S. dollars (ii)	(3.8)	0.2
c – Interest rate swaps in R$ (iii)	12.5	—
d – Non-derivative financial instruments (iv)	(134.0)	(289.6)

Total	56.2	(289.4)

	R$ million
	2017
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(72.1)	5.3
b – Exchange rate swaps payable in U.S. dollars (ii)	3.2	—
c – Interest rate swaps in R$ (iii)	15.9	—
d – Non-derivative financial instruments (iv)	(104.2)	(36.7)

Total	(157.2)	(31.4)

	R$ million
	2016	1/1/2017
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(177.0)	(13.8)
b – Exchange rate swaps payable in U.S. dollars (ii)	9.2	—
c – Interest rate swaps in R$ (iii)	(0.5)	—
d – Non-derivative financial instruments (iv)	(28.5)	(14.9)

Total	(196.8)	(28.7)

(i)	Does not consider the effect of exchange rate variation of exchange swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments);
(ii)	Considers the designation effect of foreign exchange hedging;
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for further information see Note 15.b).

Fair values and the carrying values of the financial instruments

The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2018		12/31/2017 Restated (i)
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank deposits	Measured at amortized cost	4.a	205,482	205,482	147,926	147,926
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	3,722,308	3,722,308	4,821,605	4,821,605
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	11,161	11,161	32,473	32,473
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	2,462,018	2,462,018	1,076,849	1,076,849
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,208	2,208	2,720	2,720
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,089	73,089	73,471	73,471
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	154,811	154,811	129,131	129,131
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	363,329	363,329	85,753	85,753

Total			6,994,406	6,994,406	6,369,928	6,369,928

Financial liabilities:
Financing	Measured at fair value through profit or loss	15.a	1,567,374	1,567,374	1,047,809	1,047,809
Financing	Measured at amortized cost	15.a	6,889,310	6,840,079	6,740,872	6,761,907
Debentures	Measured at amortized cost	15.a	5,826,242	5,770,979	5,035,247	5,037,072
Debentures	Measured at fair value through profit or loss	15.a	833,213	833,213	554,402	554,402
Finance leases	Measured at amortized cost	15.a	46,066	46,066	48,515	48,515
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	15.a	43,944	43,944	163,749	163,749
Subscription warrants – indemnification	Measured at fair value through profit or loss	24	123,095	123,095	171,459	171,459

Total			15,329,244	15,224,750	13,762,053	13,784,913

(i)	See Note 2.x.

Summary of the financial assets and financial liabilities measured at fair value

The table below shows a summary of the financial assets and financial liabilities measured at fair value:

	Category	Note	12/31/2018	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	205,482	205,482	—	—
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	3,722,308	—	3,722,308	—
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	11,161	11,161	—	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	2,462,018	2,462,018	—	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,208	—	2,208	—
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,089	—	73,089	—
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	154,811	1,666	153,145	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	363,329	—	363,329	—

Total			6,994,406	2,680,327	4,314,079	—

Financial liabilities:
Financing	Measured at fair value through profit or loss	15.a	1,567,374	—	1,567,374	—
Financing	Measured at amortized cost	15.a	6,840,079	2,841,436	3,998,643	—
Debentures	Measured at amortized cost	15.a	5,770,979	—	5,770,979	—
Debentures	Measured at fair value through profit or loss	15.a	833,213	—	833,213	—
Finance leases	Measured at amortized cost	15.a	46,066	—	46,066	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	15.a	43,944	—	43,944	—
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	24	123,095	—	123,095	—

Total			15,224,750	2,841,436	12,383,314	—

	Category	Note	12/31/2017	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	147,926	147,926	—	—
Financial investments in local currency	Measured at fair value through profit or loss	4.a	4,821,605	—	4,821,605	—
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	32,473	32,473	—	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,076,849	1,076,849	—	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,720	—	2,720	—
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,471	—	73,471	—
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	129,131	40,556	88,575	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	85,753	—	85,753	—

Total			6,369,928	1,297,804	5,072,124	—

Financial liabilities:
Financing	Measured at fair value through profit or loss	15.a	1,047,809	—	1,047,809	—
Financing	Measured at amortized cost	15.a	6,761,907	2,523,643	4,238,264	—
Debentures	Measured at amortized cost	15.a	5,037,072	—	5,037,072	—
Debentures	Measured at fair value through profit or loss	15.a	554,402	—	554,402	—
Finance leases	Measured at amortized cost	15.a	48,515	—	48,515	—
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	15.a	163,749	—	163,749	—
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	24	171,459	—	171,459	—

Total			13,784,913	2,523,643	11,261,270	—

(1)	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.

The fair value of trade receivables and trade payables are classified as level 2.

Changes in exchange rate

12/31/2018	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	372,022	1,039,669	1,707,316
(2) Debts/firm commitments in dollars	appreciation	(372,019)	(1,039,661)	(1,707,303)

(1)+(2)	Net effect	3	8	13

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(65)	8,545	17,154
(4) Gross margin of Oxiteno	devaluation	65	(8,545)	(17,154)

(3)+(4)	Net effect	—	—	—

Options
(5) Options Real / U.S. Dollar swaps	Dollar	—	97,938	244,572
(6) Gross margin of Oxiteno	Devaluation	7,641	(138,993)	(285,627)

(5)+(6)	Net effect	7,641	(41,055)	(41,055)

12/31/2017	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	198,138	690,432	1,182,726
(2) Debts/firm commitments in dollars	appreciation	(198,130)	(690,415)	(1,182,700)

(1)+(2)	Net effect	8	17	26

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(97)	7,486	15,069
(4) Gross margin of Oxiteno	devaluation	97	(7,486)	(15,069)

(3)+(4)	Net effect	—	—	—